Related Party Transactions - Additional Information (Detail) £ in Millions, $ in Millions		12 Months Ended
	Jun. 26, 2019 USD ($)	Dec. 31, 2022 GBP (£)	Dec. 31, 2021 GBP (£)
Medicxi Ventures I Limited Partner [member]
Disclosure of transactions between related parties [line items]
Loans outstanding		£ 0.0	£ 4.6
Income from investment		6.0	5.5
Apollo Therapeutics LLP [member]
Disclosure of transactions between related parties [line items]
Income from investment		0.1
Longwood Founders Fund LP [member]
Disclosure of transactions between related parties [line items]
Income from investment		3.0
Qura Therapeutics LLC [member]
Disclosure of transactions between related parties [line items]
Loans outstanding		£ 8.3	£ 10.7
Agreement extension	April 2025
Investment obligation | $	$ 21.6